Financial Risk Management - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	R$ 189,196	R$ 136,581
One Day [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk, percent	0.26%	(0.18%)
Value at risk	R$ 3,200	R$ 2,400
Confidence level used to determine risk adjustment for non-financial risk	95.00%
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Value at risk, percent	0.53%	(0.30%)
Value at risk	R$ 6,800	R$ 3,950
Confidence level used to determine risk adjustment for non-financial risk	99.00%